Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	May 07, 2024	Dec. 31, 2023	Jun. 30, 2023	May 07, 2023	Dec. 31, 2022	Jun. 30, 2022	May 07, 2022	Dec. 31, 2021	Jun. 30, 2021	May 07, 2021	Dec. 31, 2020	Jun. 30, 2020	May 07, 2020	Dec. 31, 2019	Jun. 30, 2019	May 07, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 19, 2015	Dec. 31, 2014	Jun. 30, 2014	Jan. 05, 2004
Class I
Account Value [Line Items]
Account Value	$ 15,227	$ 14,609		$ 13,881	$ 13,062		$ 12,625	$ 13,078		$ 14,610	$ 14,269		$ 13,377	$ 12,116		$ 12,897	$ 12,433		$ 11,366	$ 11,704	$ 11,766	$ 11,576	$ 10,982	$ 11,073	$ 10,340	$ 10,182		$ 10,000		$ 10,000
Class I [Default Label]
Account Value [Line Items]
Account Value	22,698	20,196		19,197	17,424		15,837	14,833		19,156	18,808		15,395	11,232		13,729	12,727		10,991	13,123	12,589	11,561	10,574	9,544	9,070	10,089		10,000	$ 10,000
Class S
Account Value [Line Items]
Account Value	22,607	20,097		19,080	17,301		15,700	14,690		18,944	18,582		15,185	11,073		13,503	12,509		10,782	12,863	12,327	11,301	10,319	9,291	8,822	9,800	$ 10,000
class I
Account Value [Line Items]
Account Value	18,576	18,096		17,944	16,496		14,367	14,263		15,603	15,790		11,354	8,528		10,856	10,253		9,772	13,365	12,588	11,820	10,668	9,008	9,139	10,148		10,000	10,000
Class i
Account Value [Line Items]
Account Value	18,423	16,683		15,822	14,604		13,888	13,190		15,676	13,926		12,309	10,044		11,298	10,220	$ 10,000
Bloomberg Barclays A G G [Member]
Account Value [Line Items]
Account Value	11,432	11,211		11,291	10,923		10,699	11,027		12,300	12,292		12,492	12,334		11,621	11,343		10,689	10,515	10,688	10,557	10,322	10,590	10,056	9,989		10,000		$ 10,000
Russell 2500 Index Class I [Member]
Account Value [Line Items]
Account Value	23,347	21,337		20,847	19,314		17,752	17,006		21,746	21,524		18,401	13,642		15,337	14,316		12,005	14,068	13,340	12,100	11,418	10,096	9,710	10,481		10,000	10,000
Russell 2500 Class S
Account Value [Line Items]
Account Value	21,728	19,857		19,401	17,974		16,521	15,826		20,238	20,030		17,125	12,695		14,273	13,323		11,173	13,092	12,415	11,261	10,626	9,395	9,036	9,754	$ 10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	19,259	16,795		16,937	15,850		15,490	14,863		19,847	21,456		16,630	12,206		13,747	12,817		11,228	14,301	12,918	11,897	11,414	9,323	9,484	10,603		10,000	10,000
Russell 2000 [Member]
Account Value [Line Items]
Account Value	21,217	19,351		19,023	17,584		16,268	15,656		20,446	20,931		17,809	12,920		14,848	13,838		$ 11,828	$ 14,312	$ 13,294	$ 12,174	$ 11,595	$ 9,770	$ 9,557	$ 10,475		$ 10,000	$ 10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	16,649		$ 15,522	14,558		$ 13,731	13,063		$ 12,311	14,130		$ 13,213	11,291		$ 9,199	10,984	10,089	10,000
Russell 3000 [Member]
Account Value [Line Items]
Account Value	$ 21,196	$ 19,440		$ 17,119	$ 15,790		$ 13,591	$ 13,274		$ 16,822	$ 15,410		$ 13,387	$ 10,688		$ 11,073	$ 10,033	$ 10,000